Princeton Premium Fund

Class A shares: PPFAX

Class C shares: PPFCX

Class I shares: PPFIX

a series of Northern Lights Fund Trust

Supplement dated May 1, 2020 to the Fund’s

Statement of Additional Information

dated January 28, 2020

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Effective May 1, 2020, Horse Cove Partners LLC (“Horse Cove”) will no longer serve as sub-adviser to the Princeton Premium Fund (the “Fund”). All references in the Fund’s Statement of Additional Information (“SAI”) to Horse Cove are hereby removed.

Zachary R. Slater, Vice President of Princeton Fund Advisors, LLC (“Princeton), the Fund’s adviser, will serve the Fund as a portfolio manager. The following information with respect to Mr. Slater is added as set forth below.

The following table is added under the heading “Portfolio Managers”:

The following table lists the number and types of accounts managed by the portfolio managers in addition to those of the Fund and assets under management in those accounts as of September 30, 2019:

Zachary Slater Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	$0	$0	$0	$0
Other Pooled Investment Vehicles	$0	$0	$0	$0
Other Accounts	$0	$0	$0	$0

The following disclosure is updated under the heading “Compensation”:

For their services as portfolio managers to the Fund, Greg D. Anderson, John L. Sabre, and Zachary R. Slater each receive a fixed salary and also share in the profits of the Adviser, if any.

The following table is revised under the heading “Ownership of Securities”:

The following table shows the dollar range of equity securities beneficially owned by the portfolio managers in the Fund as of September 30, 2019.

Name of Portfolio Manger	Dollar Range of Equity Securities in the Fund
Greg D. Anderson	$250,000-$500,000
John L. Sabre	None
Zachary Slater	$1-$50,000

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This Supplement and the Fund’s existing Prospectus and SAI dated January 28, 2020 provides relevant information for all shareholders and should be retained for future reference. The Fund’s SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-888-868-9501.